Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ (3,845)	$ (9,587)
Foreign exchange adjustment	213	(70)
Cash movements excluding exchange movements, net debt	4,045	5,859
Other non-cash movements	(158)	(47)
Net debt at ending balance	255	(3,845)
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(15,173)	(17,618)
Foreign exchange adjustment	126	(303)
Cash movements excluding exchange movements	2,246	2,777
Other non-cash movements	50	(29)
Financial liabilities, ending balance	(12,751)	(15,173)
Debt-related derivatives (included in "Other financial assets/liabilities) [member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(177)	(408)
Foreign exchange adjustment	(64)	245
Cash movements excluding exchange movements	51	7
Other non-cash movements	(98)	(21)
Financial liabilities, ending balance	(288)	(177)
Other Investments [Member]
Disclosure of financial liabilities [Abstract]
Cash and Overdrafts, Beginning balance	10,547	8,189
Foreign exchange adjustment	151	(12)
Cash movements excluding exchange movements	191	2,370
Other non-cash movements	(117)
Cash and Overdrafts, ending balance	10,772	10,547
Other Investments [Member]
Disclosure of financial liabilities [Abstract]
Cash and Overdrafts, Beginning balance	958	250
Cash movements excluding exchange movements	1,557	705
Other non-cash movements	7	3
Cash and Overdrafts, ending balance	$ 2,522	$ 958